BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - vessel	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Investment owned, percent of net assets	50.00%
Number of vessels	1	1
Assets Held under Capital Leases
Property, Plant and Equipment [Line Items]
Vessel estimated useful life (in years)	40 years